ACQUISITIONS AND OTHER ARRANGEMENTS - Cheetah Medical, Inc. Narrative (Details) - Cheetah Medical, Inc. - USD ($) $ in Millions		12 Months Ended
	Oct. 25, 2019	Dec. 31, 2020	Dec. 31, 2019
Acquisitions And Collaborations [Line Items]
Percentage of ownership acquired	100.00%
Total upfront cash consideration	$ 195
Maximum contingent future payments	40
Contingent consideration	18
Post-close payment received		$ 7
Deferred tax assets, adjustment		20
Integration related costs		$ 5	$ 3
Other intangible assets	131
Developed Product Rights
Acquisitions And Collaborations [Line Items]
Other intangible assets	$ 123
Weighted-average useful life	15 years
Customer Relationship
Acquisitions And Collaborations [Line Items]
Other intangible assets	$ 8
Weighted-average useful life	13 years
Measurement Input Discount Rate | Developed Product Rights
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.110
Measurement Input Discount Rate | Customer Relationship
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.100